Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (61,470,985)	$ (40,056,965)	$ (31,951,211)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	13,432,153	5,597,137	5,852,321
Amortization of right-of-use assets	1,148,071	408,843	625,036
Exchange difference	70,777	(2,019,441)	506,447
Loss on disposal of property and equipment	107,495	13,663	45,883
Allowance for expected credit losses	5,249,448	17,005,297	12,318,303
Share-based compensation expense	21,186,441	4,804,378
Gain on dercognition of lease		(65,479)
Write-off of accounts and other payables	(1,355)	(169,886)	(79,438)
Impairment of goodwill	1,994,986	3,619,968
Impairment of property and equipment			95,471
Loss on disposal of a subsidiary		126,373
Deferred tax liability	(8,222,748)
Changes in assets and liabilities:
Accounts receivable	(8,003,940)	(1,830,920)	419,941
Notes receivable	(664,448)
Other receivables and prepayment	(23,049,706)	(10,355,091)	(4,698,887)
Accounts payable	100,905	1,078,131	22,486,090
Accrued liabilities and other payables	4,547,481	7,936,699	(24,056,587)
Deferred revenue	702,595	(1,483,240)	810,591
Change in lease liability	(997,298)	(433,275)	(566,512)
Tax payable	(1,126)		(70,992)
Inventories	83,295
Net cash used in operating activities	(53,787,959)	(15,823,808)	(18,263,544)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,541,831)	(33,974)	(131,261)
Purchase of other assetss	(4,150,786)
Partial payment made for acquisition of a subsidiary	(67,957,424)	(18,743,810)	(14,495,905)
Disposal of subsidiary		(126,374)
Increase in investment	(439,502)	(188,403)
Deposit for investments	(6,435,734)	(289,851)
Proceeds from disposal of property and equipment	155		290
Net cash inflow from acquisition of subsidiaries	2,128,637	1,016
Net cash used in investing activities	(78,396,485)	(19,381,396)	(14,626,876)
CASH FLOWS FROM FINANCING ACTIVITIES:
(Repayment to) Advances from related parties	1,090,770	(82,829)	1,628,846
Additional capital investment from minority shareholders	378,207
Payment of preferred stock dividends	(666,512)
Redemption of preferred stock	(6,123,201)
Proceeds from issuance of debt		21,738,815	21,743,857
Proceeds from issuance of shares	154,231,470	9,882,432	12,067,550
Net cash provided by financing activities	148,910,734	31,538,418	35,440,253
Effect of foreign exchange rate changes	(2,820)	42,892	(46,364)
Net increase (decrease) in cash	16,723,470	(3,623,894)	2,503,469
Cash at beginning of year	71,793	3,695,687	1,192,218
Cash at end of year	16,795,263	71,793	3,695,687
Supplemental cash flow disclosures:
Cash paid for amounts included in the measurement of lease liabilities	(997,298)	(433,275)	(566,512)
Interest paid	119,814	3,504	102,084
Income taxes paid
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	16,443,929	71,793	3,695,687
Restricted cash	351,334
Total cash, cash equivalents and restricted cash	16,795,263	71,793	3,695,687
Non- cash investing and financing transaction:
Right-of-use assets obtained in exchange for new operating lease liabilities		889,403	833,108
Share-based compensation expense	$ 21,186,441	$ 4,804,378